CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 5,416	$ 4,634
Restricted cash (note 7)	643	643
Accounts receivable, net of allowances for doubtful accounts of nil and $6 as of March 31, 2013 and 2014, respectively	3,157	3,958
Inventories (note 4)	3,700	2,957
Amount due from an equity method investee	0	110
Prepaid expenses and other current assets	1,044	1,114
Total current assets	13,960	13,416
Property, plant and equipment, net (note 5)	1,213	1,769
Long-term deposits	167	0
Investments in equity method investees (note 6)	0	0
Loan receivable (note 8)	436	167
TOTAL ASSETS	15,776	15,352
Current liabilities:
Accounts payable	1,577	1,515
Long-term loans - current portion (note 9)	0	112
Accrued expenses and other liabilities (note 10)	1,730	1,386
Income tax payable	279	158
Dividend payable	0	114
Total current liabilities	3,586	3,285
Deferred income taxes (note 3)	44	59
Total liabilities	3,630	3,344
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,783,874 shares issued and outstanding as of March 31, 2013 and 2014)	38	38
Additional paid-in capital	11,340	11,340
Retained profits	770	628
Treasury shares, at cost - 5,049 shares as of March 31, 2013 and 2014 (note 12)	(14)	(14)
Accumulated other comprehensive income	7	16
Total Highway Holdings shareholder's equity	12,141	12,008
Non-controlling interest	5	0
Total Equity	12,146	12,008
TOTAL LIABILITIES AND EQUITY	$ 15,776	$ 15,352